Schedule of maturity lease liabilities (Details)	Jun. 30, 2024 CAD ($)
Right Of Use Assets And Lease Liabilities
2025	$ 218,013
2026	226,104
2027	124,389
2028	103,819
2028 onward	852,727
Total	$ 1,525,052